UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        February 10, 2012
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total:   $ 326,280 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


CAPITALSOURCE INC            COM         14055X102   6834  1020000   SH                      SOLE             1020000       0     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307    912    80000   SH                      SOLE               80000       0     0
COMMERCIAL METALS CO         COM         201723103   1798   129980   SH                      SOLE              129980       0     0
COMMERCIAL METALS CO         COM         201723103   2006   145020   SH                      DEFINED     1          0  145020     0
CONSTELLATION ENERGY GROUP I COM         210371100  11987   302167   SH                      DEFINED     1          0  302167     0
CONSTELLATION ENERGY GROUP I COM         210371100  11973   301798   SH                      SOLE              301798       0     0
DONNELLEY R R & SONS CO      COM         257867101   1888   130800   SH           PUT        DEFINED     1          0  130800     0
DONNELLEY R R & SONS CO      COM         257867101   1721   119200   SH           PUT        SOLE              119200       0     0
DONNELLEY R R & SONS CO      COM         257867101   1937   134200   SH           PUT        DEFINED     1          0  134200     0
DONNELLEY R R & SONS CO      COM         257867101   1671   115800   SH           PUT        SOLE              115800       0     0
DISH NETWORK CORP            CL A        25470M109   5412   190000   SH                      SOLE              190000       0     0
FIRST BANCORP P R            COM NEW     318672706    524   150000   SH                      SOLE              150000       0     0
FRANKLIN RES INC             COM         354613101  10094   105075   SH                      SOLE              105075       0     0
FRONTIER COMMUNICATIONS CORP COM         35906A108   2160   419300   SH           PUT        SOLE              419300       0     0
GENERAL MTRS CO              COM         37045V100   1086    53566   SH                      SOLE               53566       0     0
GENERAL MTRS CO              COM         37045V100  12365   610000   SH           CALL       SOLE              610000       0     0
GENERAL MTRS CO              COM         37045V100   4054   200000   SH           CALL       SOLE              200000       0     0
GENERAL MTRS CO              COM         37045V100   3246   160100   SH           CALL       SOLE              160100       0     0
GENERAL MTRS CO              WT          37045V100   3160   155848   SH                      SOLE              155848       0     0
GENERAL MTRS CO              WT          37045V100   3160   155848   SH                      SOLE              155848       0     0
GOODRICH CORP                COM         382388106  17884   144573   SH                      DEFINED     1          0  144573     0
GOODRICH CORP                COM         382388106  16134   130427   SH                      SOLE              130427       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   4126   253848   SH                      SOLE              253848       0     0
LYONDELLBASELL INDUSTRIES N  SHS - A -   N53745100   5292   162851   SH                      SOLE              162851       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2131    31000   SH           CALL       SOLE               31000       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   1080    15700   SH           CALL       SOLE               15700       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   1080    15700   SH           CALL       SOLE               15700       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   6873   100000   SH           PUT        SOLE              100000       0     0
METROPCS COMMUNICATIONS INC  COM         591708102   3594   414000   SH                      SOLE              414000       0     0
MGIC INVT CORP WIS           COM         552848103  11566  3100700   SH                      SOLE             3100700       0     0
NORTHEAST UTILS              COM         664397106   2947    81678   SH                      DEFINED     1          0   81678     0
NORTHEAST UTILS              COM         664397106   2950    81760   SH                      SOLE               81760       0     0
NOVELLUS SYS INC             COM         670008101   7807   189064   SH                      SOLE              189064       0     0
NOVELLUS SYS INC             COM         670008101   8710   210936   SH                      DEFINED     1          0  210936     0
PEPSICO INC                  COM         713448108  26540   400000   SH           CALL       SOLE              400000       0     0
PHARMASSET INC               COM         71715N106  18192   141900   SH           CALL       SOLE              141900       0     0
PHARMASSET INC               COM         71715N106  20269   158100   SH           CALL       DEFINED     1          0  158100     0
PHARMASSET INC               COM         71715N106   9088    70888   SH                      SOLE               70888       0     0
PHARMASSET INC               COM         71715N106  10143    79112   SH                      DEFINED     1          0   79112     0
PHOENIX COS INC NEW          COM         71902E109   1279   760852   SH                      SOLE              760852       0     0
RITE AID CORP                COM         767754104    398   315245   SH                      DEFINED     1          0  315245     0
RITE AID CORP                COM         767754104    447   354755   SH                      SOLE              354755       0     0
SANOFI                       RT 12/31/20 80105N113   8479  7065678   SH                      SOLE             7065678       0     0
SPDR S&P 500 ETF TR          TR UNIT     78462F103  14333   114207   SH                      SOLE              114207       0     0
STERLING FINL CORP WASH      COM NEW     859319303   4175   250000   SH                      SOLE              250000       0     0
UNITED CMNTY BKS BLAIRSVLE G COM         90984P303   1388   198521   SH                      SOLE              198521       0     0
VISTEON CORP                 COM NEW     92839U206  10752   215289   SH                      SOLE              215289       0     0
WESTERN UN CO                COM         959802109   5048   276439   SH                      SOLE              276439       0     0
WI-LAN INC                   COM         928972108   6206  1077000   SH                      SOLE             1077000       0     0
WINN DIXIE STORES INC        COM NEW     974280307   4434   472664   SH                      SOLE              472664       0     0
WINN DIXIE STORES INC        COM NEW     974280307   4947   527336   SH                      DEFINED     1          0  527336     0


















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